Per Share Data - Additional Information (Detail) - shares	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Officer's Compensation Board Incentive Plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares held for incentive plans, to be deducted in calculation of the weighted-average shares for EPS computation	1,681,449	2,003,201	1,668,589	2,055,862
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted EPS	0	0	0	356,000